Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing Method
Equity Compensation Grant Timing
During 2025, we did not grant any stock options or similar awards as part of our equity compensation program. Our 2025 equity compensation program for executives consisted of restricted stock awards. If stock options or similar awards are granted in the future, we intend to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and not time the public release of such information based on stock option grant dates.